Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 16.      Leases

WISeKey has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2024, WISeKey holds nine operating leases. The operating leases relate to premises and office equipment. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

In the years 2024, 2023, and 2022 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,
USD'000	2024	2023	2022
Finance lease cost:
Amortization of right-of-use assets	-	-	33
Interest on lease liabilities	-	-	1
Operating lease cost:
Fixed rent expense	665	668	587
Short-term lease cost	-	-	2
Net lease cost from continuing operations	665	668	623
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	665	668	623
Net lease cost from continuing operations	665	668	623

In the years 2024 and 2023, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	-	-
Operating cash flows from operating leases	657	614
Financing cash flows from finance leases	-	-
Non-cash investing and financing activities:
Net lease cost from continuing operations	665	668
Additions to ROU assets obtained from:
New operating lease liabilities	62	66

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2024 and December 31, 2023:

USD'000	As at December 31, 2024	As at December 31, 2023
Right-of-use assets:
Operating leases	1,502	2,052
Total right-of-use assets	1,502	2,052
Lease liabilities:
Operating leases	1,460	2,081
Total lease liabilities	1,460	2,081

As at December 31, 2024, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2025	616	-	-	616
2026	543	-	-	543
2027	288	-	-	288
2028	158	-	-	158
2029 and beyond	-	-	-	-
Total future minimum operating and short-term lease payments	1,605	-	-	1,605
Less effects of discounting	(145)	-	-	(145)
Lease liabilities recognized	1,460	-	-	1,460

As of December 31, 2024, the weighted-average remaining lease term was 2.94 years for operating leases.

For our operating leases and because we generally do not have access to the implicit rate in the lease, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2024 was 3.19% and as of December 31, 2023 was 4.70%.